Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,988,298	$ 285,601	¥ 211,970	¥ 911,588
Short-term investments	10,806,812	1,552,301	9,849,488
Prepaid expenses and other current assets	302,285	43,421	249,977
Total current assets	16,358,382	2,349,735	13,141,317
Non-current assets:
Other non-current assets	874,531	125,618	732,805
Total non-current assets	2,797,483	401,833	2,614,884
Total assets	19,155,865	2,751,568	15,756,201
Current liabilities:
Accrued expenses and other payables	2,417,438	347,243	2,439,948
Total current liabilities	3,965,903	569,666	4,164,769
Total liabilities	4,549,924	653,556	4,644,758
Commitments and Contingencies
Shareholders' equity:
Ordinary shares	8,029	1,153	7,969
Additional paid-in capital	3,774,373	542,155	3,500,620
Accumulated other comprehensive income	148,415	21,318	128,375
Retained earnings	10,698,280	1,536,712	7,498,314
Total shareholders' equity	14,629,097	2,101,338	11,135,278
Total liabilities and equity	19,155,865	2,751,568	15,756,201
Parent Company [Member]
Current assets:
Cash and cash equivalents	308,354	44,292	18,168
Short-term investments	0	0	272,332
Prepaid expenses and other current assets	33,723	4,844	13,752
Total current assets	342,077	49,136	304,252
Non-current assets:
Other non-current assets	789,542	113,411	713,854
Investment in subsidiaries and VIEs	13,522,962	1,942,452	10,167,881
Total non-current assets	14,312,504	2,055,863	10,881,735
Total assets	14,654,581	2,104,999	11,185,987
Current liabilities:
Accrued expenses and other payables	25,484	3,661	50,709
Total current liabilities	25,484	3,661	50,709
Total liabilities	25,484	3,661	50,709
Commitments and Contingencies
Shareholders' equity:
Ordinary shares	8,029	1,153	7,969
Additional paid-in capital	3,774,373	542,155	3,500,620
Accumulated other comprehensive income	148,415	21,318	128,375
Retained earnings	10,698,280	1,536,712	7,498,314
Total shareholders' equity	14,629,097	2,101,338	11,135,278
Total liabilities and equity	¥ 14,654,581	$ 2,104,999	¥ 11,185,987